Application of New Standards, Amendments and Interpretations - Summary of Cumulative Effects of Applying New Standards (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 TWD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Contract liabilities					$ 7,941
Total affected liabilities	$ 748,725	$ 24,460			275,255
Accumulated deficit	(910,042)	(29,730)			(874,086)
Total affected equity	669,196	21,862			987,284	$ 987,284	$ 1,803,542	$ 2,485,470
Total affected liabilities and equity	$ 1,417,921	$ 46,322			$ 1,262,539
Adjusted Amount After IFRS 15 Adoption
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Contract liabilities			$ 7,941	$ 259
Total affected liabilities			7,941	259
Accumulated deficit			(7,941)	(259)
Total affected equity			(7,941)	(259)
Book Value Under Previous Revenue Standard
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Accumulated deficit			(874,086)	(28,556)
Total affected equity			(874,086)	(28,556)
Total affected liabilities and equity			(874,086)	(28,556)
Adjusted Amount After IFRS 15 Adoption
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Contract liabilities			7,941	259
Total affected liabilities			7,941	259
Accumulated deficit			(882,027)	(28,815)
Total affected equity			(882,027)	(28,815)
Total affected liabilities and equity			$ (874,086)	$ (28,556)